Segment Information (Summary Of Reconciliation Of Segment Operating Income) (Details) (USD $) In Millions, unless otherwise specified	1 Months Ended	3 Months Ended								12 Months Ended
	Apr. 30, 2011	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Operating income		$ (1,112)	$ 4,647	$ 4,892	$ 4,453	$ 6,411	$ 3,383	$ 410	$ 4,441	$ 12,880	$ 14,645	$ 15,978
Severance, pension and benefit charges										(5,954)	(3,054)	(1,440)
Deferred revenue adjustment											(235)	78
Merger integration and acquisition related charges	(13)										(867)	(954)
Access line spin-off related charges											(407)	(453)
Equity in earnings of unconsolidated businesses										444	508	553
Other income and (expense), net										(14)	54	91
Interest expense										(2,827)	(2,523)	(3,102)
Income Before Provision For Income Taxes										10,483	12,684	13,520
Operating Income Generated By Assets Sold [Member]
Operating income											755	1,769
Operating Income (Loss) Generated By Corporate And Other [Member]
Operating income										(652)	(1,039)	(1,233)
Total Segments [Member]
Operating income										$ 19,486	$ 19,492	$ 18,211